February 11, 2019

Registrant: Pioneer Series Trust V


File No.: 811-21823


Form: N-CEN/A


Original Filing Date: 11/13/18


Amended Filing Date: 2/11/19


Explanation: The Registrant amended the Form N-CEN for the period ended August 31, 2018 to correct the Advisor's CRD number